Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies
Cash and cash equivalents
2.3.1	Cash and cash equivalents -

Cash and cash equivalents presented in the statements of cash flows comprise cash at banks and on hand and short-term deposits with original maturity of three months or less.

Financial instruments-initial recognition and subsequent measurement
2.3.2	Financial instruments-initial recognition and subsequent measurement –

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(i)	Financial assets -

Initial recognition and measurement -

Financial assets are classified, are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

The Group’s financial assets include cash and cash equivalents, commercial and other receivables, financial instruments designated at fair value through OCI and derivative financial instruments.

Subsequent measurement -

For purposes of subsequent measurement, financial assets are classified into the following categories:

-	Financial assets at amortized cost (debt instruments).

-	Financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments)

-	Financial assets designated at fair value through OCI with not recycling of cumulative gains and losses upon derecognition (equity instruments)

-	Financial assets at fair value through profit or loss.

The classification depends on the business model of the Company and the contractual terms of the cash flows.

Financial assets at amortized cost (debt instruments) -

The Group measures financial assets at amortized cost if both of the following conditions are met:

-	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows, and

-	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding

Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

Financial assets are not reclassified after their initial recognition, except if the Group changes its business model for its management.

The Group’s financial assets at amortized cost includes trade and other receivables.

Financial assets at fair value through OCI (debt instruments) -The Group measures debt instruments at fair value through OCI if both of the following conditions are met:

-	The financial asset is held within a business model with the objective of both holding to collect contractual cash flows and selling, and

-	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding

The Group does not have debt instruments classified in this category.

Financial assets at fair value through OCI (equity instruments) -

Upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity instruments designated at fair value through OCI when they meet the definition of equity and are not held for trading. The classification is determined on an instrument-by-instrument basis.

Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognized as other income in the statement of profit or loss when the right of payment has been established, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at fair value through OCI are not subject to impairment assessment.

The Group elected to classify irrevocably its non-listed equity investments under this category.

Financial assets at fair value through profit or loss -

Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model.

Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value and net changes in such fair value are presented as financial costs (net negative changes in fair value) or financial income (net positive changes in fair value) in the consolidated statements of profit or loss.

The Group has investments classified as financial assets at fair value through profit or loss.

Derecognition -

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statement of financial position) when:

-	The rights to receive cash flows from the asset have expired, or
-	The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of its continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

(ii)	Impairment of financial assets -

The Group recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

For trade receivables and contract assets, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

The Group considers a financial asset in default when contractual payments are 360 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

(iii)	Financial liabilities -

Initial recognition and measurement -

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, interest-bearing loans and borrowings.

Subsequent measurement -

The subsequent measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss -

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term; gains or losses on liabilities held for trading are recognized in the statement of profit or loss. This category also includes derivative financial instruments entered into by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9.

Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied.

The Group has not classified any financial liability as fair value through profit or loss as of December 31, 2018 and 2017.

Loans and borrowings -

This is the Group’s most relevant category. After their initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in the consolidated statement of profit or loss when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the consolidated statement of profit or loss.

This category includes trade and other payables and interest-bearing loans and borrowings. For more information refer to Notes 13 and 15.

Derecognition -

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amount is recognized in the consolidated statement of profit or loss.

(iv)	Offsetting of financial instruments -

Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

(v)	Derivative financial instruments and hedge accounting –

Initial recognition and subsequent measurement:

The Group uses derivative financial instruments, such as cross currency swaps (CCS), to hedge its foreign currency exchange rate risk. These derivative financial instruments are initially recognized at their fair values on the date on which the derivative contract is entered into and subsequently are remeasured at their fair value. Derivatives are accounted for as financial assets when their fair value is positive and as financial liabilities when their fair value is negative.

For the purpose of hedge accounting, hedges are classified as:

-	Fair value hedges when hedging the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment.

-	Cash flow hedges when hedging the exposure to variability in cash flows that is either attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction or the foreign currency risk in an unrecognized firm commitment.

-	Hedges of a net investment in a foreign operation.

At the inception of a hedge relationship, the Group formally designates and documents the hedge relationship to which the Group wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge.

The documentation includes identification of the hedging instrument, the hedged item or transaction, the nature of the risk being hedged and how the Group will assess the effectiveness of changes in the hedging instrument’s fair value in offsetting the exposure to changes in the hedged item’s fair value or cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in fair value or cash flows and are assessed on an ongoing basis to determine that they actually have been highly effective throughout the financial reporting periods for which they were designated.

A hedging relationship qualifies for hedge accounting if it meets all of the following effectiveness requirements:

-	There is ‘an economic relationship’ between the hedged item and the hedging instrument.

-	The effect of credit risk does not ‘dominate the value changes’ that result from that economic relationship.

-	The hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the Group actually hedges and the quantity of the hedging instrument that the Group actually uses to hedge that quantity of hedged item.

Hedges that meet all the qualifying criteria for hedge accounting are recorded as cash flow hedges.

Cash flow hedges

The effective portion of the gain or loss on the hedging instrument is recognized directly in other comprehensive income in the caption “Unrealized gain on cash flow hedge”, while any ineffective portion is recognized immediately in the consolidated statements of profit or loss.

The Group designated all of the cross currency swaps contracts as hedging instrument. Any gains or losses arising from changes in the fair value of derivatives were taken directly to profit or loss, except for the effective portion of cash flow hedges, which were recognized in OCI and later reclassified to profit or loss when the hedge item affects profit or loss.

For any other cash flow hedges, the amount accumulated in OCI is reclassified to profit or loss as a reclassification adjustment in the same period or periods during which the hedged cash flows affect profit or loss.

(vi)	Fair value measurement

The Group measures financial instruments such as derivatives, and non-financial assets such as investment properties, at fair value at each balance sheet date.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

-	In the principal market for the asset or liability, or
-	In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Group.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

-	Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities

-	Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable

-	Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

The Group’s financial management determines the policies and procedures for recurring and non-recurring fair value measurements.

At each reporting date, the Financial Management analyzes the changes in the values of the assets and liabilities that must be measured or determined on a recurring and non-recurring basis according to the Group’s accounting policies. For this analysis, Management contrasts the main variables used in the latest assessments made with updated information available from valuations included in contracts and other relevant documents.

Management also compares the changes in the fair value of each asset and liability with the relevant external sources to determine whether the change is reasonable.

For purposes of disclosure of fair value, the Group has determined classes of assets and liabilities based on the inherent nature, characteristics and risks of each asset and liability, and the level of the fair value hierarchy as explained above.

Foreign currencies
2.3.3	Foreign currencies -

The Group’s consolidated financial statements are presented in Soles, which is also the parent company’s functional currency. Each subsidiary determines its own functional currency and items included in financial statements of each subsidiary are measured using that functional currency.

Transactions and balances

Transactions in foreign currencies are initially recorded by the Group at their respective functional currency spot rates at the date the transaction first qualifies for recognition.

Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date. Differences arising on settlement or translation of monetary items are recognized in profit or loss.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.

Non-current assets held for distribution to equity holders of the parent and discontinued operations

2.3.4	Non-current assets held for distribution to equity holders of the parent and discontinued operations –

The Group classifies non-current assets and disposal groups as held for distribution to equity holders of the parent if their carrying amounts will be recovered principally through a distribution rather than through continuing use. Such non-current assets and disposal groups classified as held for distribution are measured at the lower of their carrying amount and fair value less costs to distribute. Costs to distribute are the incremental costs directly attributable to the distribution, excluding finance costs and income tax expense.

The criteria for held for distribution classification is regarded as met only when the distribution is highly probable and the asset or disposal group is available for immediate distribution in its present condition. Actions required to complete the distribution should indicate that it is unlikely that significant changes to the distribution will be made or that the decision to distribute will be withdrawn. Management must be committed to the distribution expected within one year from the date of the classification.

Assets and liabilities classified as held for distribution are presented separately as current items in the statement of financial position.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the statement of profit or loss.

Additional disclosures are provided in Note 1.3. All other notes to the financial statements include amounts for continuing operations, unless indicated otherwise.

Inventories
2.3.5	Inventories -

Inventories are valued at the lower of cost and net realizable value. Costs incurred in bringing each product to its present location and conditions are accounted for as follows:

Raw materials

-	Purchase cost determined using the weighted average method.

Finished goods and work in progress

-	Cost of direct materials and supplies, services provided by third parties, direct labor and a proportion of manufacturing overheads based on normal operating capacity, excluding borrowing costs and exchange currency differences.

Inventory in transit

-	Purchase cost.

Net realizable value is the estimated selling price in the ordinary course of business, less estimated cost of completion and the estimated costs necessary to make the sale.

Borrowing costs

2.3.6	Borrowing costs -

Borrowing costs directly attributable to the acquisition, construction or production of an asset that necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the respective asset. All other borrowing costs are expensed in the period in which they occur. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

Where the funds used to finance a project form part of general borrowings, the amount capitalized is calculated using a weighted average of rates applicable to relevant general borrowings of the Group during the period. All other borrowing costs are recognized in the consolidated statement of profit or loss in the period in which they are incurred.

Leases

2.3.7	Leases -

The determination of whether an agreement is (or contains) a lease is based on the substance of the arrangement at the inception of the lease. The arrangement is, or contains, a lease if fulfillment of the arrangement is dependent on the use of a specific asset or assets and the arrangement conveys a right to use the asset or assets, even if that right is not explicitly specified in an arrangement.

Group as a lessee:

A lease is classified at the inception date as a finance lease or an operating lease. A lease that transfers substantially all the risks and rewards incidental to ownership to the Group is classified as a finance lease.

Finance leases are capitalized at the commencement of the lease at the inception date fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between financial charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in finance costs in the consolidated statement of profit or loss.

A leased asset is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Group will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset and the lease term.

An operating lease is a lease other than financial lease. Operating lease payments are recognized as an operating expense in the consolidated statement of profit or loss on a straight-line basis over the lease term.

Group as a lessor:

Leases in which the Group does not transfer substantially all the risks and rewards of ownership of an asset are classified as operating leases. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income. Contingent rents are recognized as revenue in the period in which they are earned.

Property, plant and equipment

2.3.8	Property, plant and equipment -

Property, plant and equipment is stated at cost, net of accumulated depreciation and/or accumulated impairment losses, if any. Such cost includes the cost of replacing component parts of the property, plant and equipment and borrowing costs for long-term construction projects if the recognition criteria are met. The capitalized value of a finance lease is also included within property, plant and equipment. When significant parts of plant and equipment are required to be replaced at intervals, the Group recognizes such parts as individual assets with specific useful lives and depreciated them separately based on their specific useful lives. Likewise, when major inspection is performed, its cost is recognized in the carrying amount of the plant and equipment as a replacement if the recognition criteria are satisfied. All other repair and maintenance costs are recognized in profit or loss as incurred.

The present value of the expected cost for the decommissioning of an asset after its use is included in the cost of the respective asset if the recognition criteria for a provision are met. Refer to significant accounting judgments, estimates and assumptions (Note 3) and decommissioning provisions (Note 14).

Depreciation of assets is determined using the straight-line method over the estimated useful lives of such assets as follows:

Years
Buildings and other constructions:
Administrative facilities	Between 35 and 48
Main production structures	Between 30 and 49
Minor production structures	Between 20 and 35
Machinery and equipment:
Mills and horizontal furnaces	Between 42 and 49
Vertical furnaces, crushers and grinders	Between 23 and 36
Electricity facilities and other minors	Between 12 and 35
Furniture and fixtures	10
Transportation units:
Heavy units	Between 11 and 21
Light units	Between 8 and 11
Computer equipment	4
Tools	Between 5 and 10

The asset’s residual value, useful lives and methods of depreciation are reviewed at each reporting period, and adjusted prospectively if appropriate.

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of profit or loss when the asset is derecognized.

Mining concessions
2.3.9	Mining concessions -

Mining concessions correspond to the exploration rights in areas of interest acquired. Mining concessions are stated at cost, net of accumulated amortization and/or accumulated impairment losses, if any, and are presented within the property, plant and equipment caption. Those mining concessions are amortized starting from the production phase following the straight-line method based on useful live of the mining property to which they relate. In the event the Group abandons the concession, the costs associated are written-off in the consolidated statement of profit or loss. As of December 31, 2017 the Company has recognized an impairment on the brine project, see note 1.4.

Quarry development costs and stripping costs
2.3.10	Quarry development costs and stripping costs -

Quarry development costs -

Quarry development costs incurred are stated at cost and are the next step in development of quarries after exploration and evaluation stage. Quarry development costs are, upon commencement of the production phase, presented net of accumulated amortization and/or accumulated impairment losses, if any, and are presented within the property, plant and equipment caption. The amortization is calculated using the straight-line method based on useful live of the quarry to which they relate. Expenditures that increase significantly the economic life of the quarry under exploitation are capitalized.

Stripping costs -

Stripping costs incurred during the production phase of its operation are recorded as part of cost of production.

Intangible assets

2.3.11	Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangibles, excluding capitalized development costs, are not capitalized and the related expenditure is reflected in profit or loss in the period in which the expenditure is incurred.

The useful lives of intangible assets are assessed as either finite or indefinite.

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of profit or loss in the expense category that is consistent with the function of the intangible assets.

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the cash-generating unit level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.

Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of profit or loss.

Indefinite useful lives intangible assets

It corresponds to the fair value of the brand acquired in the transaction mentioned in note 1.2, which has an indefinite useful live, but are tested for impairment annually.

Other intangible assets with finite lives acquired in the transaction mentioned in note 1.2 are amortized over the useful economic life of ten years.

Exploration and evaluation assets -

Exploration and evaluation activity involves the search for mineral resources, the determination of technical feasibility and the assessment of commercial viability of an identified resource. Exploration and evaluation activity includes:

-        Researching and analyzing historical exploration data.

-        Gathering exploration data through geophysical studies.

-        Exploratory drilling and sampling.

-        Determining and examining the volume and grade of the resource.

-        Surveying transportation and infrastructure requirements.

-        Conducting market and finance studies.

License costs paid in connection with a right to explore in an existing exploration area are capitalized and amortized over the term of the license.

Once the legal right to explore has been acquired, exploration and evaluation costs are charged to the consolidated statement of profit or loss, unless management concludes that a future economic benefit is more likely than not to be realized, in which case such costs are capitalized. These costs include directly attributable employee remuneration, materials and fuel used, surveying costs, drilling costs and payments made to contractors.

In evaluating if costs meet the criteria to be capitalized, several different sources of information are used, including the nature of the assets, extension of the explored area and results of sampling, among others. The information that is used to determine the probability of future benefits depends on the extent of exploration and evaluation that has been performed.

Exploration and evaluation costs are capitalized when the exploration and evaluation activity is within an area of interest for which it is expected that the costs will be recouped by future exploitation and active and significant operations in relation to the area are continuing or planned for the future.

The main estimates and assumptions the Group uses to determine whether is likely that future exploitation will result in future economic benefits include: expected operational costs, committed capital expenditures, expected mineral prices and mineral resources found. For this purpose, the future economic benefit of the project can reasonably be regarded as assured when mine-site exploration is being conducted to confirm resources, mine-site exploration is being conducted to convert resources to reserves or when the Group is conducting a feasibility study, based on supporting geological information.

As the capitalized exploration and evaluation costs asset is not available for use, it is not amortized. These exploration costs are transferred to mine development assets once the work completed to date supports the future development of the property and such development receives appropriate approvals. In this phase, the exploration costs are amortized in accordance with the estimated useful life of the mining property from the time the commercial exploitation of the reserves begins. All capitalized exploration and evaluation costs are monitored for indications of impairment. Where a potential impairment is indicated, assessment is performed for each area of interest in conjunction with the group of operating assets (representing a cash generating unit) to which the exploration is attributed.

Exploration areas in which resources have been discovered but require major capital expenditure before production can begin, are continually evaluated to ensure that commercial quantities of resources exist or to ensure that additional exploration work is under way or planned. To the extent that capitalized expenditure is no longer expected to be recovered it is charged to the consolidated statement of profit or loss. The Group assesses at each reporting date whether there is an indication that an exploration and evaluation assets may be impaired. The following facts and circumstances are considered in this assessment:

(i)	the period for which the entity has the right to explore in the specific area has expired during the period or will expire in the near future, and is not expected to be renewed.

(ii)	substantive expenditure on further exploration for and evaluation of mineral resources in the specific area is neither budgeted nor planned.

(iii)	exploration for and evaluation of mineral resources in the specific area have not led to the discovery of commercially viable quantities of mineral resources and the entity has decided to discontinue such activities in the specific area.

(iv)	sufficient data exist to indicate that, although a development in the specific area is likely to proceed, the carrying amount of the exploration and evaluation asset is unlikely to be recovered in full from successful development or by sale.

If any indication exists, the Group exploration and evaluation assess for impairment is required. As of December 31, 2017 the Company has recognized an impairment on the brine project, see note 1.4.

Ore reserve and resource estimates

2.3.12	Ore reserve and resource estimates -

Ore reserves are estimates of the amount of ore that can be economically and legally extracted from the Group’s mining properties and concessions. The Group estimates its ore reserves and mineral resources, based on information compiled by appropriately qualified persons relating to the geological data on the size, depth and shape of the ore body, and requires complex geological judgments to interpret the data. The estimation of recoverable reserves is based upon factors such as estimates of foreign exchange rates, commodity prices, future capital requirements, and production costs along with geological assumptions and judgments made in estimating the size and grade of the ore body. Changes in the reserve or resource estimates may impact upon the carrying value of quarry development costs, provision for rehabilitation and depreciation and amortization charges.

Impairment of non-financial assets
2.3.13	Impairment of non-financial assets –

The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s (CGU) fair value less costs of disposal and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. Where the carrying amount of an asset of CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.

The Group supports its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Group´s CGUs to which the individual assets are allocated.

Impairment losses of continuing operations, including impairment on inventories, are recognized in the consolidated statement of profit or loss in expense categories consistent with the function of the impaired asset.

An assessment is made at each reporting date to determine whether there is any indication that previously recognized impairment losses may no longer exist or have decreased. If such indication exists, the Group estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the consolidated statement of profit or loss.

Exploration and evaluation assets are tested for impairment annually as of December 31, either individually or at the cash-generating unit level, as appropriate, and when circumstances indicate that the carrying value may be impaired. As a result of the analysis performed, on December 31, 2018 the Company has recognized an impairment on the brine project, see note 1.4.

Provisions
2.3.14	Provisions -

General -

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Group expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense relating to any provision is presented in profit or loss net of any reimbursement.

If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects where appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as finance cost in the consolidated statement of profit or loss.

Rehabilitation provision -

The Group records the present value of estimated costs of legal and constructive obligations required to restore operating locations in the period in which the obligation is incurred. Rehabilitation costs are provided at the present value of expected costs to settle the obligation using estimated cash flows and are recognized as part of the cost of that particular asset. The cash flows are discounted at a current risk free pre-tax rate. The unwinding of the discount is expensed as incurred and recognized in the consolidated statement of profit or loss as a finance cost. The estimated future costs of rehabilitation are reviewed annually and adjusted as appropriate. Changes in the estimated future costs or in the discount rate applied are added to or deducted from the cost of the asset.

As of December 31, 2018 and 2017, the Group only has a rehabilitation provision for the closing of the quarries exploited in operations and for the Bongara mine (fully impaired in 2011), accordingly, changes in estimated future costs have been recorded directly to the consolidated statement of profit or loss.

Environmental expenditures and liabilities -

Environmental expenditures that relate to current or future revenues are expensed or capitalized as appropriate. Expenditures that relate to an existing condition caused by past operations and do not contribute to current or future earnings are expensed.

Liabilities for environmental costs are recognized when a clean-up is probable and the associated costs can be reliably estimated. Generally, the timing of recognition of these provisions coincides with the commitment to a formal plan of action or, if earlier, on divestment or on closure of inactive sites.

The amount recognized is the best estimate of the expenditure required. Where the liability will not be settled for a number of years, the amount recognized is the present value of the estimated future expenditure.

Employees benefits

2.3.15	Employees benefits -

The Group has short-term obligations for employee benefits including salaries, severance contributions, legal bonuses, performance bonuses and profit sharing. These obligations are monthly recorded on an accrual basis.

Additionally, the Group has a long-term incentive plan for key management. This benefit is settled in cash, measured on the salary of each officer and upon fulfilling certain conditions such as years of experience within the Group and permanency. According to IAS 19 “Employee benefits”, the Group recognizes the long-term obligation at its present value at the end of the reporting period using the projected credit unit method. To calculate the present value of these long-term obligations the Group uses a government bond discount rate at the date of the consolidated financial statements. This liability is annually reviewed on the date of the consolidated financial statements, and the accrual updates and the effect of changes in discount rates are recognized in the consolidated statement of profit or loss, until the liability is extinguished.

Revenue recognition
2.3.16	Revenue recognition -

The group is dedicated to the production and trading of cement, precast products, concrete and quicklime, as well as trade of construction supplies. These goods are sold in contracts with customers. The Group has concluded that it is principal in its sales agreements because it controls the goods or services before transferring to the customer.

Revenue is measured at the fair value of the consideration received or receivable, taking into account contractually defined terms of payment and excluding taxes or duty.

The following specific recognition criteria must also be met before revenue is recognized:

Sales of goods -

Revenue from sale of goods is recognized at the point in time when control of the asset is transferred to the customer, generally on delivery of the goods.

The Group considers whether there are other promises in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated. In determining the transaction price for the sale of goods, the Group considers the effects of variable consideration, the existence of significant financing components, noncash consideration, and consideration payable to the customer (if any).

Rendering of services -

In the businesses segments cement, quicklime, concrete, precast products and construction supplies, the Group provides transportation services. These services are sold together with the sale of the goods to the customer.

Transportation services are satisfied when the transport service is concluded, which coincides with the moment of delivery of the goods to the customers.

Variable consideration

Some contracts with clients provide rights for return and commercial discounts or rebates.

If a contract includes a variable amount, the Group estimates the amount of consideration to which it is entitled in exchange for transferring the goods or services to the customer. The variable consideration is estimated at the beginning of the contract and is restricted until it is highly probable that a significant reversal of income does not occur at the time when the uncertainty associated with the variable consideration disappears.

Operating lease income -

Income from operating lease of land and office was recognized on a monthly accrual basis during the term of the lease.

Interest income -

For all financial instruments measured at amortized cost and interest-bearing financial assets, interest income is recorded using the effective interest rate (EIR). EIR is the rate that exactly discounts the estimated future cash payments or receipts over the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset or liability. Interest income is included in finance income in the consolidated statement of profit or loss.

Taxes

2.3.17	Taxes -

Current income tax

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date in Peru, where the Group operates and generates taxable income.

Current income tax relating to items recognized directly in equity is recognized in equity and not in the consolidated statement of profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred tax -

Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax liabilities are recognized for all taxable temporary differences, except in respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized, except in respect of deductible temporary differences associated with investments in subsidiaries, where deferred assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax related to items recognized outside profit or loss is recognize outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction either in OCI or directly in equity.

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Mining royalties -

Mining royalties are accounted for under IAS 12 when they have the characteristics of an income tax. This is considered to be the case when they are imposed under government authority and the amount payable is based on taxable net income, rather than based on quantity produced or as a percentage of revenue, after adjustment for temporary differences. For such arrangements, current and deferred tax is provided on the same basis as described above for income tax. Obligations arising from royalty arrangements that do not satisfy these criteria are recognized as current provisions and included in results of the year.

Sales tax -

Expenses and assets are recognized net of the amount of sales tax, except:

(i)	When the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case, the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable.

(ii)	When receivables and payables are stated with the amount of sales tax included.

The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the consolidated statement of financial position.

Treasury shares

2.3.18	Treasury shares -

Own equity instruments which are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in the consolidated statement of profit or loss on the purchase, sale, issue or cancellation of the Group’s own equity instruments. On January, 2017 and October, 2015 the Company acquired 7,911,845 and 37,276,580 of its investment shares which are presented as a reduction of equity, for further details see Note 17(c).

Current versus non-current classification

2.3.19	Current versus non-current classification -

The Group presents assets and liabilities in statement of financial position based on current/non-current classification. An asset is current when it is:

-	Expected to be realized or intended to sold or consumed in normal operating cycle.
-	Held primarily for the purpose of trading.
-	Expected to be realized within twelve months after the reporting period, or
-	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

A liability is current when it is:

-	Expected to be settled in normal operating cycle.
-	Held primarily for the purpose of trading.
-	Due to be settled within twelve months after the reporting period, or
-	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

The Group classifies all other liabilities as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities.

Business combinations and goodwill
2.3.20	Business combinations and goodwill -

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative expenses of the consolidated statement of profit or loss.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with the changes in fair value recognized in the statement of profit or loss in accordance with IFRS 9. Other contingent consideration that is not within the scope of IFRS 9 is measured at fair value at each reporting date with changes in fair value recognized in profit or loss.

Goodwill

Goodwill is the excess of the aggregate of the consideration transferred on the assets acquisitions mentioned in Note 1.2, over the fair value of the acquire assets.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

The Group ensures that there are no indicators of impairment of the goodwill by performing impairment tests annually and when the circumstances indicate that goodwill may be recovered. The impairment of the goodwill is determined estimating the recoverable amount of the cash generating units related to it. When the recoverable amount of the cash generating units is lower than the carrying value, an impairment is recognized. Impairment related to goodwill cannot be reversed in future periods.

New amended standards and interpretations
2.3.21	New amended standards and interpretations -

The Group applied IFRS 15 and IFRS 9 for the first time. The nature and effect of the changes as a result of adoption of these new accounting standards are described below.

Several other amendments and interpretations apply for the first time in 2018, but do not have an impact on the consolidated financial statements of the Group. The Group has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective.

-	IFRS 9 Financial Instruments

IFRS 9 Financial Instruments replaces IAS 39 Financial Instruments:

Recognition and Measurement for annual periods beginning on or after January 1, 2018, which brings together the three aspects of accounting for financial instruments: classification and measurement; impairment; and hedge accounting.

The Group has applied IFRS 9 prospectively, with the date of initial implementation of January 1, 2018. There was no impact on cash flows or earning per share as a result of the adoption of IFRS 9.

In summary, the impact of the adoption of IFRS 9 in the period 2018 was as follows:

S/(000)

Assets -
Financial instruments designated at fair value through OCI	5,677
Deferred income tax	(1,675)

4,002

Liabilities and equity -
Other comprehensive income	4,002

4,002

(a)	Classification and valuation -

Except for certain commercial accounts receivable, according to IFRS 9, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset that is not at fair value through profit or loss, the transaction costs.

Under IFRS 9, financial debt instruments are subsequently measured at fair value through profit or loss (VRCR), amortized cost or fair value through other comprehensive income (VRORI). The classification is based on two criteria: the Group’s business model for managing assets; and if the contractual cash flows of the instruments represent “only capital and interest payments” on the outstanding principal amount (the “UPCI criterion”).

The loans, as well as the commercial debtors, are maintained to receive the contractual cash flows and are expected to represent cash flows that represent only principal and interest payments. The Group analyzed the cash flow characteristics of these instruments and concluded that they meet the criteria to be valued at amortized cost in accordance with IFRS 9. Consequently, reclassification of these instruments was not required.

The Group has recorded an impact in its consolidated statements of financial position and in the statement of changes in equity due to the application of the classification and measurement requirements of IFRS 9 for shares classified as financial instruments designated at fair value through OCI described above.

(b)	Impairment -

IFRS 9 requires the Group to record the expected credit losses of all its debt securities, loans and trade receivables, either on a 12-month or lifetime basis. The Group will apply the simplified approach and record lifetime expected losses on all trade receivables. The Group has determined that, due to the nature of its loans and receivables, the impact on impairment losses is immaterial.

(c)	Hedge accounting -

The Group has determined that all existing hedging relationships, which are currently designated as effective hedges, may continue to be classified as hedges in accordance with IFRS 9. The Group has decided not to retroactively apply IFRS 9 in the transition from hedges in which the Group excluded forward points from the designation of hedges in accordance with IAS 39. As IFRS 9 does not change the general principles on how effective hedges should be recorded, the Group does not have impact as a result of the application of this standard on hedge accounting.

-	IFRS 15 Revenue from Contracts with Customers

IFRS 15 replaces IAS 11 Construction Contracts, IAS 18 Income and related interpretations and applies to all income arising from contracts with customers, unless such contracts are within the scope of other standards. The new standard establishes a five-step model for accounting for the income derived from contracts with customers. Under IFRS 15, income is recognized for an amount that reflects the consideration to which the entity expects to be entitled in exchange for transferring goods or services to a customer.

The standard requires entities to judge, taking into account all relevant facts and circumstances when applying each step of the model to contracts with their clients. The standard also specifies the accounting for incremental costs related to obtaining a contract and costs directly related to the fulfillment of a contract.

The Group adopted IFRS 15 using the total retroactive adoption method. The effect of adopting IFRS 15 is shown as follows:

S/(000)

Sales of goods net	(6,079)
Selling and distribution expenses	6,079

Net impact on the profit for the year	—

Impact on the consolidated statement of income (increase / (decrease)) for the year 2017:

The Group is engaged in the production and marketing of cement, precasts, concrete and quicklime, as well as the commercialization of construction materials. These goods are sold in contracts identified with customers.

(a)	Sale of goods -

The Group’s contracts with clients for the sale of goods generally include a performance obligation. The Group has concluded that income from the sale of goods must be recognized at the moment in which control of the asset is transferred to the customer, generally at the time of delivery of the goods. Therefore, the adoption of IFRS 15 did not have an impact on the timing of revenue recognition. However, the amount of revenue recognized was affected, as indicated below.

Variable consideration -

Some contracts with customers provide return rights and trade discounts or volume discounts. Prior to the adoption of IFRS 15, the Group recognized revenue from the sale of measured assets at the fair value of the consideration received or receivable, net of volume discounts. If revenues could not be measured reliably, the Group differed in the recognition of revenues until the uncertainty was resolved. In addition, the Group recognized volume bonuses as a sales expense.

According to IFRS 15, volume bonuses and discounts give rise to a variable consideration. The variable consideration is estimated at the beginning of the contract and is restricted until the associated uncertainty is resolved later. The application of the restriction on variable consideration increases the amount of income that will be deferred.

(i)	Trade agreements -

The Group has marketing contracts for the sale of its products with certain customers. Prior to the adoption of IFRS 15, the Group recorded these payments under “Sales and distribution expenses” with a balancing entry in the caption “Commercial and miscellaneous accounts payable”.

In accordance with IFRS 15, contract combination criteria should be used if they are negotiated as a package with a single commercial objective. The Group applied the requirements of IFRS 15 and restated the statement of income decreasing sales of goods by S/2,898,000, and decreasing “Sales and distribution expenses” by the same amount.

(ii)	Loyalty programme –

The Group has a customer loyalty program for the sale of cement. Prior to the adoption of IFRS 15, the Group allocated part of the transaction price to the loyalty programme using the fair value of the points issued and the recognition of deferred income in relation to points issued but not yet redeemed or expired.

Under IFRS 15 the loyalty program gives rise to a separate performance obligation, since it generally provides a material right to the customer. Consequently, the Group allocates a portion of the transaction price to the loyalty programme based on the relative independent selling price, instead of allocating it using the fair value of the points issued, for example to the residual value as is done in accordance with IFRIC 13. The Group determined that less income should be attributed to the goods sold.

The Group applied the requirements of IFRS 15 and made an adjustment to the income statement by decreasing revenues from the sale of cement in S/1,991,000, whose counterpart was the decrease in “Sales and distribution expenses”.

(b)       Provision of services –

In the sales of cement, quicklime, concrete, prefabricated and construction materials, the Group provides transportation services. These services are sold together with the sale of the goods to the customer.

Prior to the adoption of IFRS 15, the Group recorded transportation services as separate benefits from sales of goods when they were sold together. The consideration for transportation services differed from the consideration for the sale of goods, and was assigned using the list prices of each operation.

According to IFRS 15, the allocation is made based on the relative independent selling prices. As a result, the allocation of the consideration is not affected.

Likewise, the Group concluded that transportation services are satisfied at the moment when the transportation service is concluded, a moment that coincides with the time of delivery of the goods to customers and, consequently, in accordance with the IFRS 15, the Group continues to recognize the revenues from these transportation services in conjunction with the income from the sale of goods.

(c)       Presentation requirements and disclosures –

As required for the condensed interim financial statements, the Group disclosed revenue recognized from contracts with customers in categories that show how the nature, amount, timing and uncertainty of income and cash flows are affected by economic factors. The Group also disclosed information on the relationship between the disclosure of itemized income and the disclosed income information for each reportable segment. See disclosures about income disaggregated in note 18.

(d)       Other adjustments –

In addition to the main adjustments described above, in the adoption of IFRS 15, other items of the consolidated financial statements have been adjusted, such as the reclassification of doubtful expense to sales for S/1,190,000.